Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
Stockholders' Equity
On July 22, 2013, in connection with its initial public offering, the Company authorized 500,000,000 shares of Class A common stock, of which 22,511,250 were issued to the public and became outstanding. In return for the issuance of these shares, the Company received $468 million, net of underwriting discounts and commissions of $27 million. In addition, the Company authorized 500,000,000 shares of Class B common stock, of which 42,738,750 were issued to NRG concurrently with the initial public offering and became outstanding. The Company utilized $395 million of the proceeds from the issuance of the Class A common stock to acquire a controlling interest in NRG Yield LLC from NRG. Each share of the Class A common stock and the Class B common stock entitles the holder to one vote on all matters.
On July 29, 2014, the Company issued 12,075,000 shares of Class A common stock for net proceeds, after underwriting discount and expenses, of $630 million. The Company utilized the proceeds of the offering to acquire 12,075,000 additional Class A units of NRG Yield LLC.
Recapitalization
On May 5, 2015, the Company's stockholders approved amendments to the Company's certificate of incorporation that adjusted the Company’s capital structure by creating two new classes of capital stock, Class C common stock and Class D common stock, and distributed shares of Class C and Class D common stock to holders of the Company's outstanding Class A and Class B common stock, respectively, through a stock split. The Recapitalization became effective on May 14, 2015.
The Class C common stock and Class D common stock have the same rights and privileges and rank equally, share ratably and are identical in all respects to the shares of Class A common stock and Class B common stock, respectively, as to all matters, except that each share of Class C common stock and Class D common stock is entitled to 1/100th of a vote on all stockholder matters. The par value per share of the Company’s Class A common stock and Class B common stock remains unchanged at $0.01 per share after the effect of the stock split described above. Accordingly, the stock split was accounted for as a stock dividend. The Company recorded a transfer between retained earnings and common stock equal to the par value of each share of Class C common stock and Class D common stock that was issued. The Company also retrospectively adjusted all prior period share and per share amounts in the consolidated financial statements for the effect of the stock dividend, so that all periods are comparable.
Class C Common Stock Issuance
On June 29, 2015, the Company closed on its offering of 28,198,000 shares of Class C common stock, which included 3,678,000 shares of Class C common stock purchased by the underwriters through the exercise of an over-allotment option. Net proceeds to the Company from the sale of the Class C common stock were $599 million, net of underwriting discounts and commissions of $21 million. The Company utilized the proceeds of the offering to acquire 28,198,000 additional Class C units of NRG Yield LLC and, as a result, it currently owns 53.3% of the economic interests of NRG Yield LLC, with NRG retaining 46.7% of the economic interests of NRG Yield LLC.
Dividends to Class A and Class C common stockholders
The following table lists the dividends paid on the Company's Class A and Class C common stock during the year ended December 31, 2015:

	Fourth Quarter 2015	Third Quarter 2015	Second Quarter 2015	First Quarter 2015
Dividends per Class A share	$0.215	$0.21	$0.20	$0.39
Dividends per Class C share	$0.215	$0.21	$0.20	N/A

Dividends on the Class A and Class C common stock are subject to available capital, market conditions, and compliance with associated laws, regulations and other contractual obligations. The Company expects that, based on current circumstances, comparable cash dividends will continue to be paid in the foreseeable future.
On February 17, 2016, the Company declared a quarterly dividend on its Class A and Class C common stock of $0.225 per share payable on March 15, 2016, to stockholders of record as of March 1, 2016.
On April 26, 2016, the Company declared a quarterly dividend on its Class A and Class C common stock of $0.23 per share payable on June 15, 2016 to stockholders of record as of June 1, 2016.
On July 26, 2016, the Company declared a quarterly dividend on its Class A and Class C common stock of $0.24 per share payable on September 15, 2016 to stockholders of record as of September 1, 2016.
The Company also authorized 10,000,000 shares of preferred stock, par value $0.01 per share. None of the shares of preferred stock have been issued.
Distributions to NRG
The following table lists the distributions paid to NRG during the year ended December 31, 2015:

	Fourth Quarter 2015	Third Quarter 2015	Second Quarter 2015	First Quarter 2015
Distributions per Class B unit	$0.215	$0.21	$0.20	$0.39
Distributions per Class D unit	$0.215	$0.21	$0.20	N/A

The portion of the distributions paid by NRG Yield LLC to NRG is recorded as a reduction to the Company's noncontrolling interest balance. The portion of the distributions paid by NRG Yield LLC to the Company was utilized to fund the dividends to the Class A and Class C common stockholders described above.
On February 17, 2016, NRG Yield LLC declared a quarterly distribution on its Class B and Class D units of $0.225 per unit payable to NRG on March 15, 2016.
On April 26, 2016, NRG Yield LLC declared a quarterly distribution on its Class B and Class D units of $0.23 per unit payable to NRG on June 15, 2016
On July 26, 2016, NRG Yield LLC declared a quarterly distribution on its Class B and Class D units of $0.24 per unit payable to NRG on September 15, 2016.
During 2016, 2015 and 2014, the Company acquired the Drop Down Assets from NRG, as described in Note 3, Business Acquisitions. The difference between the cash paid and historical value of the CVSR Drop Down was recorded as a contribution from NRG and increased the balance of its noncontrolling interest in 2016. The difference between the cash paid and historical value of the January 2015 and November 2015 Drop Down Assets of $109 million, as well as 32 million of AOCL, was recorded as a contribution from NRG and increased the balance of its noncontrolling interest in 2015. The difference between the cash paid and historical value of the June 2014 Drop Down Assets of $113 million was recorded as a distribution to NRG and reduced the balance of its noncontrolling interest in 2014.  In addition, as the projects were owned by NRG prior to the Company’s acquisitions, the pre-acquisition earnings of such projects are recorded as attributable to NRG's noncontrolling interest. Prior to the date of acquisition, certain of the projects made distributions to NRG and NRG made contributions into certain projects.  These amounts are reflected within the Company’s statement of stockholders’ equity as changes in the noncontrolling interest balance. In addition, NRG maintained a 25% ownership interest in the Class B interests of NRG TE Wind Holdco.  This 25% interest is also reflected within the Company’s noncontrolling interest balance.